Other payables and accrued liabilities	12 Months Ended
Dec. 31, 2012
Other payables and accrued liabilities [Abstract]
Other payables and accrued liabilities

14. Other payables and accrued liabilities

The components of other payables and accrued liabilities are as follows:

	December 31, 2011	December 31, 2012
	US$	US$
Contract deposit	25,633,930	25,009,089
Accrued expense	10,893,610	14,070,704
Deed tax and maintenance fund withheld for customers	5,805,077	8,853,790
Bidding deposit	843,960	723,174
Welfare	1,758,094	1,524,935
Other tax payable	4,473,315	7,101,425
Others	1,562,509	7,438,276

Total	50,970,495	64,721,393